Earnings (Loss) Per Share - Schedule of Components of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(Loss) earnings per share - Basic and Diluted
Net (loss) income attributable to the Company	$ (17,694,775)	$ (3,582,332)	$ 1,691,983
Weighted average outstanding ordinary shares-Basic	7,373,347	6,964,740	6,809,938
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- employees			111,553
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- nonemployees			6,106
Weighted average outstanding ordinary shares- Diluted	7,373,347	6,964,740	6,927,597
(Loss) earnings per share: Basic	$ (2.40)	$ (0.54)	$ 0.24
(Loss) earnings per share: Diluted	$ (2.40)	$ (0.54)	$ 0.24